Employee Benefit Plans and Postretirement Benefits - Cash Flows Related to Total Benefits Expected to be Paid (Details) $ in Millions	Dec. 31, 2021 USD ($)
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
2022	$ 105
2023	106
2024	103
2025	107
2026	108
2027 - 2031	564
Total	1,093
Healthcare
Defined Benefit Plan Disclosure [Line Items]
2022	24
2023	23
2024	22
2025	21
2026	21
2027 - 2031	98
Total	209
Medicare Part D Reimbursement
Defined Benefit Plan Disclosure [Line Items]
2022	0
2023	0
2024	0
2025	0
2026	0
2027 - 2031	(1)
Total	(1)
Other
Defined Benefit Plan Disclosure [Line Items]
2022	32
2023	26
2024	28
2025	28
2026	26
2027 - 2031	150
Total	$ 290